BANK-OWNED LIFE INSURANCE AND IMPUTED INCOME TAX REIMBURSEMENT AGREEMENTS (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
BANK-OWNED LIFE INSURANCE AND IMPUTED INCOME TAX REIMBURSEMENT AGREEMENTS [Abstract]
Cash surrender value of life insurance	$ 22,700,000		$ 22,700,000		$ 22,500,000	$ 22,000,000
Earnings on bank-owned life insurance	146,000	148,000	292,000	320,000	632,000	606,000	736,000
Expense for accrual of post-retirement death benefits			112,000	87,000	143,000	169,000	61,000
Accrued liability for post-retirement death benefits	$ 2,700,000		$ 2,700,000		$ 2,600,000	$ 2,500,000
Percentage of participants vested					100.00%
Interest rate					7.00%